Unaudited Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Adjustment to closing equity in respect of hyperinflation	Adjusted balance	Equity attributable to parent company shareholders		Equity attributable to parent company shareholders Adjustment to closing equity in respect of hyperinflation	Equity attributable to parent company shareholders Adjusted balance	Share capital		Share capital Adjusted balance	Share premium		Share premium Adjusted balance	Other reserves		Other reserves Adjusted balance	Total retained earnings		Total retained earnings Adjustment to closing equity in respect of hyperinflation	Total retained earnings Adjusted balance	Own shares		Own shares Adjusted balance	Other retained earnings		Other retained earnings Adjustment to closing equity in respect of hyperinflation	Other retained earnings Adjusted balance	Non-controlling interests		Non-controlling interests Adjustment to closing equity in respect of hyperinflation	Non-controlling interests Adjusted balance
Beginning balance at Jun. 30, 2022	[1]	$ 11,511				$ 9,435				$ 875			$ 1,635			$ 658			$ 6,267				$ (2,223)			$ 8,490				$ 2,076
Other(2)	[2]	0				0				(7)			(14)			4			17				17			0				0
Profit for the period		2,841	[3],[4],[5]			2,709													2,709							2,709				132
Other comprehensive loss		(520)	[4]			(459)										(107)			(352)							(352)				(61)
Total comprehensive (loss)/income for the period		2,321	[4]			2,250										(107)			2,357							2,357				71
Employee share schemes		39				39													39				22			17
Share-based incentive plans		31				31													31							31
Share-based incentive plans in respect of associates		3				3													3							3
Share-based payments and purchase of own shares in respect of subsidiaries		2				1													1							1				1
Associates' transactions with non-controlling interests		(14)				(14)													(14)							(14)
Unclaimed dividend		1				1													1							1				0
Change in fair value of put option		(5)				(5)													(5)							(5)
Share buyback programme		(775)				(775)				(5)						5			(775)							(775)
Dividend declared in the period		(1,275)				(1,200)													(1,200)							(1,200)				(75)
Ending balance at Dec. 31, 2022	[1]	11,839				9,766				863			1,621			560			6,722				(2,184)			8,906				2,073
Beginning balance at Jun. 30, 2023		11,709	[6]	$ 51	$ 11,760	9,856	[1]	$ 41	$ 9,897	898	[1]	$ 898	1,703	[1]	$ 1,703	665	[1]	$ 665	6,590	[1]	$ 41	$ 6,631	(2,286)	[1]	$ (2,286)	8,876	[1]	$ 41	$ 8,917	1,853	[1]	$ 10	$ 1,863
Profit for the period		2,342				2,210													2,210							2,210				132
Other comprehensive loss		(93)				(84)										(168)			84							84				(9)
Total comprehensive (loss)/income for the period		2,249				2,126										(168)			2,294							2,294				123
Employee share schemes		34				34													34				30			4
Share-based incentive plans		24				24													24							24
Share-based incentive plans in respect of associates		2				2													2							2
Tax on share-based incentive plans		(7)				(7)													(7)							(7)				0
Unclaimed dividend		1				1													1							1				0
Change in fair value of put option		40				40													40							40
Share buyback programme		(977)				(977)				(5)						5			(977)							(977)
Dividend declared in the period		(1,402)				(1,349)													(1,349)							(1,349)				(53)
Ending balance at Dec. 31, 2023		$ 11,724				$ 9,791				$ 893			$ 1,703			$ 502			$ 6,693				$ (2,256)			$ 8,949				$ 1,933

[1]	(1) See page F-7 for an explanation under Basis of preparation.
[2]	(2) Includes amounts relating to foreign translation differences arising from the retranslation of reserves due to the change in the group’s presentation currency.
[3]	(1) See page F-7 for an explanation under Basis of preparation.
[4]	(2) See page F-7 for an explanation under Basis of preparation.
[5]	(1)See page F-7 for an explanation under Basis of preparation.
[6]	(1) See page F-7 for an explanation under Basis of preparation.